Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2014 and 2015, the Group had a restricted cash balance approximately RMB2,628.8 million and RMB3,392.6 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	40.0	—
Escrow account deposit for sales and marketing activities of Blizzard’s licensed games	276.1	184.3
Customer deposit of Wangyibao accounts	599.3	759.6
Pledge deposits for short-term bank borrowings — Current	1,703.4	1,227.6
Others	10.0	21.1

Subtotal	2,628.8	2,192.6

Pledge deposits for short-term bank borrowings — Non-current	—	1,200.0

Total	2,628.8	3,392.6

Schedule of property and equipment useful lives

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life
Land use right	over the remaining term of the land use right period
License right	over the license period
Technology	10 years

Schedule of Group's appropriations to general reserve funds and statutory surplus funds

The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2013, 2014 and 2015 (in thousands):

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Appropriations to general reserve funds and statutory surplus funds	244,358	58,816	73,635

Schedule of reclassifications in the consolidated statements of operations

	Before		After
	Change	Reclassification	Change
	RMB	RMB	RMB
	(in thousands)
For the year ended December 31, 2014
Net revenues:
Advertising services	1,397,069	(52,240)	1,344,829
E-mail, e-commerce and others	1,049,607	52,240	1,101,847
Cost of revenues:
Advertising services	(528,665)	9,974	(518,691)
E-mail, e-commerce and others	(621,178)	(9,974)	(631,152)

	1,296,833	—	1,296,833